11. RECOVERABLE AND INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2018
Recoverable And Income And Social Contribution Taxes
RECOVERABLE AND INCOME AND SOCIAL CONTRIBUTION TAXES
Recoverable taxes	12.31.18	12.31.17
ICMS ("State VAT")	1,632.1	1,681.9
PIS and COFINS ("Federal Taxes to Social Fund Programs")	946.4	430.2
IPI ("Federal VAT")	836.7	791.2
INSS ("Brazilian Social Security")	307.9	280.4
Other	155.8	123.9
(-) Provision for losses	(176.0)	(160.5)
	3,702.9	3,147.1

Current	560.4	728.9
Non-current	3,142.5	2,418.2

Income and social contribution tax
Income and social contribution tax (IR/CS)	522.8	528.3
(-) Provision for losses	(9.0)	(9.0)
	513.8	519.3
Current	506.5	499.3
Non-current	7.3	20.0

The rollforward of the provision for losses is set forth below:

	ICMS ("State VAT")		PIS and COFINS ("Federal Taxes to Social Fund Programs")		Income and social contribution tax		IPI ("Federal VAT")		Other		Total
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Beginning balance	(122.9)	(114.3)	(19.7)	(19.9)	(9.0)	(9.0)	(13.6)	(14.7)	(4.3)	(6.7)	(169.5)	(164.6)
Additions	(80.0)	(37.7)	-	-	-	-	-	-	(3.7)	(2.3)	(83.7)	(40.0)
Write-offs	61.9	29.1	2.3	0.2	-	-	-	1.2	0.5	4.0	64.7	34.5
Exchange rate variation	-	-	-	-	-	-	-	-	1.5	0.6	1.5	0.6
Transfer - held for sale (1)	-	-	-	-	-	-	-	-	2.0	-	2.0	-
Ending balance	(141.0)	(122.9)	(17.4)	(19.7)	(9.0)	(9.0)	(13.6)	(13.5)	(4.0)	(4.4)	(185.0)	(169.5)

(1)	Amount transferred to discontinued operations (note 12).

11.1. State ICMS (“VAT”)

Due to its (i) export activity, (ii) tax benefits, (iii) domestic sales that are subject to reduced tax rates and (iv) acquisition of property, plant and equipment, the Company generates tax credits that are offset against debits generated in sales in the domestic market or transferred to third parties and/or suppliers.

The Company has ICMS credit balances in the states of Paraná, Santa Catarina, Mato Grosso do Sul and Amazonas, which will be carried out in the short and long term, based on a recovery study approved by Management.

11.2. PIS and COFINS

Tax credits on Contribution to the Social Integration Program (“PIS”) and Contribution to Social Fund Programs (“COFINS”) arise from credits on purchases of raw materials used in the production of exported products or products that are taxed at zero rate, such as in-natura meat and margarine.

In the year 2018, the credits of the company SHB were incorporated into the Parent Company (note 1.7).

On November 27, 2018, the Company, based on a final decision of its merged company Perdigão Agroindustrial, had recognized its right to exclude ICMS from the PIS and COFINS calculation basis from 1992 to 2009. In accordance with the final and unappealable decision of this lawsuit, the Company calculated and accounted for the PIS/COFINS credit, which will be qualified for compensation with federal taxes. The value of the asset recognized is R$557.0, of which the principal amount of R$225.6 was recorded in other operating income, and interest and monetary restatements of R$331.4 recorded in financial income. The Company has other lawsuits of a similar nature in progress, as described in note 26.3.1.

The use of these credits will occur through compensation with domestic sales operations of taxed products, with other federal taxes, and more recently with social security contributions, or even, if necessary, for requests for restitution.

11.3. Income and social contribution taxes

Correspond to withholding taxes on marketable securities, interest and prepayments of income and social contribution taxes, which can be offset against other federal taxes.